united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

	Principal	U.S. TREASURY NOTES - 87.5%	Coupon Rate	Maturity Date	Fair Value
	$32,500,000	United States Treasury Note	1.2500	1/31/2020	$32,033,447
	9,000,000	United States Treasury Note* +	1.2500	1/31/2020	8,870,801
	31,000,000	United States Treasury Note	1.5000	2/28/2019	30,956,123
	9,000,000	United States Treasury Note* +	1.5000	2/28/2019	8,987,261
	3,000,000	United States Treasury Note	1.5000	3/31/2019	2,993,299
	20,000,000	United States Treasury Note	1.5000	10/31/2019	19,817,578
	20,000,000	United States Treasury Note	1.5000	4/15/2020	19,735,937
	32,500,000	United States Treasury Note	1.6250	7/31/2019	32,327,979
	9,000,000	United States Treasury Note* +	1.6250	7/31/2019	8,952,363
	32,500,000	United States Treasury Note	2.0000	7/31/2020	32,238,476
	9,000,000	United States Treasury Note* +	2.0000	7/31/2020	8,927,578
		TOTAL U.S. TREASURY NOTES (Cost $205,971,097)			205,840,842

		TOTAL INVESTMENTS - 87.5% (Cost $205,971,097)			$205,840,842
		OTHER ASSETS AND LIABILITIES - NET - 12.5%			29,455,221
		TOTAL NET ASSETS - 100.0%			$235,296,063

*	Pledged as collateral for swap agreement.
+	All or a portion of this investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

	TOTAL RETURN SWAPS
	Notional Value at December 31, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation/ (Depreciation)
	267,633,023	MutualHedge Financial CTA Trading Program Total Return Swap	Deutsche Bank	0.50% of the notional value	Total returns of MutualHedge Financial CTA Trading Program Total Return Swap	1/31/2022	$(3,466,134)
	33,674,197	QuantMetrics MultiStrategy Trading Program Total Return Swap	Morgan Stanley	0.30% of the notional value	Total returns of QuantMetrics MultiStrategy Trading Program Total Return Swap	2/15/2022	(73,407)
	392,464,598	Select CTA Trading Program Total Return Swap+	Deutsche Bank	0.50% of the notional value	Total returns of Select CTA Trading Program Total Return Swap	9/30/2021	1,866,762
	40,256,085	Single CTA Program Total Return Swap+	Morgan Stanley	One month USD Libor plus 0.27% of the notional value	Total returns of Single CTA Program Total Return Swap	3/7/2020	(375,644)
							$(2,048,423)

+	This investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

	MutualHedge Financial CTA Trading Program Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Depreciation
	Short Contracts
	1,678	2 Year Euro-Schatz Future	Deutsche Bank	Mar-19	215,036,255	$(94,925)	2.74%
	161	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-19	46,121,797	(12,453)	0.36%
	226	3 Month Sterling	Deutsche Bank	Dec-19	35,641,476	2,887	-0.08%
	533	5 Year U.S. Treasury Notes Future	Deutsche Bank	Apr-19	61,000,949	(822,591)	23.73%
	195	10 Year Australian Treasury Bond Future	Deutsche Bank	Mar-19	140,947,060	(203,672)	5.88%
	1,403	Eurodollar	Deutsche Bank	Dec-19	341,502,459	(470,273)	13.57%

	Long Contracts
	2,201	2 Year Euro-Schatz Future	Deutsche Bank	Mar-19	282,018,395	$46,368	-1.34%
	264	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-19	75,686,895	624	-0.02%
	753	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-19	216,237,491	12,696	-0.37%
	503	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-19	144,231,593	42,569	-1.23%
	422	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-19	121,158,462	103,990	-3.00%
	308	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	88,424,896	111,083	-3.20%
	216	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-20	61,951,801	83,266	-2.40%
	223	3 Year Australian Treasury Bond Future	Deutsche Bank	Mar-19	48,153,773	84,218	-2.43%
	332	10 Year Australian Treasury Bond Future	Deutsche Bank	Mar-19	240,005,821	358,183	-10.33%
	318	10 Year Italian Bond Future	Deutsche Bank	Mar-19	46,493,602	1,852,592	-53.45%
	510	10 Year U.S. Treasury Notes Future	Deutsche Bank	Mar-19	62,153,973	978,950	-28.24%
	583	Euro-BOBL Future	Deutsche Bank	Mar-19	88,445,372	144,221	-4.16%
	511	Euro-BUND Future	Deutsche Bank	Mar-19	95,626,545	565,522	-16.32%
	383	Long Gilt Future	Deutsche Bank	Mar-19	60,194,211	188,996	-5.45%

	OPTIONS ON CURRENCY
	Put/Call	Description	Expiration	Strike Price	Notional Value	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Depreciation
	Purchased:
	Put	JPY/USD	Feb-19	111.75	38,416,894	$1,013,621	-29.24%
	Put	NOK/EUR	Apr-19	8.95	74,117,974	2,001	-0.06%
	Put	NOK/EUR	Jul-19	9.15	39,023,337	42,825	-1.24%
	Put	SEK/USD	Mar-19	8.20	49,702,021	30,550	-0.88%
	Put	USD/AUD	May-19	0.64	61,659,510	41,616	-1.20%
	Put	USD/EUR	Apr-19	1.06	56,161,965	10,001	-0.29%
	Put	USD/EUR	Apr-19	1.06	37,810,450	6,733	-0.19%
	Put	USD/EUR	May-19	1.08	74,553,031	122,595	-3.54%
	Put	USD/EUR	Apr-19	1.14	35,595,612	409,148	-11.80%
	Put	USD/GBP	Apr-19	1.17	35,292,390	102,884	-2.97%

	Written:
	Put	JPY/EUR	Aug-19	110.50	51,323,599	$(92,371)	2.66%
	Put	JPY/EUR	Jan-19	117.00	37,810,450	(38)	0.00%
	Put	JPY/EUR	Feb-19	117.00	37,810,450	(2,910)	0.08%
	Put	JPY/USD	Aug-19	98.00	38,416,894	(94,623)	2.73%
	Put	JPY/USD	Aug-19	98.00	76,833,787	(189,246)	5.46%
	Put	JPY/USD	Aug-19	99.00	41,058,879	(151,229)	4.36%
	Put	NOK/EUR	Apr-19	8.95	74,117,974	(2,001)	0.06%
	Put	NOK/EUR	Sep-19	9.05	30,849,530	(42,134)	1.22%
	Put	NOK/EUR	Jul-19	9.15	39,023,337	(42,825)	1.24%
	Put	NOK/USD	Mar-19	7.40	44,692,268	(72)	0.00%
	Put	NOK/USD	Jul-19	7.65	38,601,463	(37,899)	1.09%
	Put	SEK/USD	Mar-19	8.20	49,702,021	(30,550)	0.88%
	Put	USD/AUD	May-19	0.64	61,659,510	(41,616)	1.20%
	Put	USD/AUD	Jan-19	0.66	72,971,004	(1,770)	0.05%
	Put	USD/EUR	Feb-19	1.04	44,593,391	(37)	0.00%
	Put	USD/EUR	May-19	1.06	36,386,625	(20,362)	0.59%
	Put	USD/EUR	Apr-19	1.06	113,431,350	(20,198)	0.58%
	Put	USD/EUR	May-19	1.08	72,509,580	(119,234)	3.44%
	Put	USD/EUR	Apr-19	1.14	142,382,447	(1,636,591)	47.22%
	Put	USD/GBP	Apr-19	1.17	35,292,390	(102,884)	2.97%

	AUD - Australian Dollar
	CAD - Canadian Dollar
	CHF - Swiss Franc
	EUR - Euro
	JPY - Japanese Yen
	SEK - Swedish Krona
	USD - U.S. Dollar

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

	MutualHedge QuantMetrics MultiStrategy Trading Program Swap Top Holdings ^+
	FUTURES CONTRACTS
	Short Contracts
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	21	British Pound CME	Morgan Stanley	Mar-19	1,673,963	$(7,419)	10.11%
	34	FTSE Index	Morgan Stanley	Mar-19	2,887,582	(6,804)	9.27%

	Long Contracts
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	39	Australian 10 Year Bond	Deutsche Bank	Mar-19	3,647,381	$20,053	-27.32%
	8	CAC Index	Deutsche Bank	Jan-19	433,774	14,311	-19.50%
	17	Canadian Bond	Deutsche Bank	Mar-19	1,704,756	7,992	-10.89%
	2	Dax Index	Morgan Stanley	Mar-19	605,544	14,592	-19.88%
	8	E-Mini Nasdaq	Deutsche Bank	Mar-19	1,013,320	44,535	-60.67%
	16	E-Mini Russell	Deutsche Bank	Mar-19	1,079,200	42,675	-58.13%
	6	E-Mini S&P 500	Deutsche Bank	Mar-19	751,560	6,535	-8.90%
	2	EUR/USD CME	Morgan Stanley	Mar-19	286,675	119	-0.16%
	21	Euro Bund	Deutsche Bank	Mar-19	3,938,158	(516)	0.70%
	116	Euro STOXX 50	Morgan Stanley	Mar-19	3,955,932	42,887	-58.42%
	5	Gilts	Deutsche Bank	Mar-19	785,455	(765)	1.04%
	1	Hang Seng Index	Deutsche Bank	Jan-19	165,052	2,713	-3.70%
	5	H-Share Index	Deutsche Bank	Jan-19	322,456	2,586	-3.52%
	5	IBEX Index	Deutsche Bank	Jan-19	488,328	1,496	-2.04%
	1	Japan Government Bond OSE	Morgan Stanley	Mar-19	1,391,075	1,551	-2.11%
	1	Japanese Yen CME	Morgan Stanley	Mar-19	114,038	669	-0.91%
	5	MIB Index	Deutsche Bank	Mar-19	521,921	(258)	0.35%
	11	Nifty	Deutsche Bank	Jan-19	240,295	1,989	-2.71%
	8	S&P Canada	Morgan Stanley	Mar-19	1,005,716	25,222	-34.36%
	7	SFE SPI 200	Morgan Stanley	Mar-19	685,991	11,331	-15.44%
	8	Singapore MSCI Index	Morgan Stanley	Jan-19	200,564	(1,174)	1.60%
	12	Taiwan Index	Deutsche Bank	Jan-19	431,280	12,000	-16.35%
	36	U.S. 10 Year Note	Morgan Stanley	Mar-19	4,392,563	36,578	-49.83%

	* Non-Income producing investment.
^	This investment is not a direct holding of the Fund.
+	There is a cash balance within the basket to fund future investment activity.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

	Select CTA Trading Program Total Return Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Short Contracts
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	3,490	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-19	1,001,728,537	$45,573	2.44%
	609	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-19	174,878,383	8,719	0.47%
	330	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	94,554,145	(67,812)	-3.63%
	579	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-20	165,949,743	(3,229)	-0.17%
	176	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-20	50,289,663	(7,525)	-0.40%
	201	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-21	57,461,913	(101,423)	-5.43%
	311	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-21	88,788,980	(11,695)	-0.63%
	229	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-22	65,205,689	(13,085)	-0.70%
	1,343	3 Month Sterling	Deutsche Bank	Mar-19	212,004,350	(16,706)	-0.89%
	477	3 Month Sterling	Deutsche Bank	Sep-19	75,174,946	(5,769)	-0.31%
	624	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-19	105,281,361	9,118	0.49%
	1,033	Eurodollar	Deutsche Bank	Mar-19	251,308,635	(335,822)	-17.99%
	372	Eurodollar	Deutsche Bank	Mar-20	90,712,046	(23,396)	-1.25%
	942	Eurodollar	Deutsche Bank	Sep-20	229,689,729	(1,306,477)	-69.99%
	970	Eurodollar	Deutsche Bank	Dec-20	236,528,773	(1,258,310)	-67.41%
	99	Nikkei 225 Future	Deutsche Bank	Mar-19	1,841,280,183	626,543	33.56%
	1,279	Soybeans Future	Deutsche Bank	Jul-19	58,744,837	(1,115,498)	-59.76%
	2,016	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-19	360,996,464	(604,967)	-32.41%
	288	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-19	51,634,997	6,117	0.33%

	Long Contracts
	649	2 Year Euro-Schatz Future	Deutsche Bank	Mar-19	83,156,484	$39,787	2.13%
	765	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-19	219,469,890	(10,651)	-0.57%
	626	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-19	179,681,120	46,059	2.47%
	204	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	58,366,843	4,318	0.23%
	2,290	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-20	656,434,663	781,164	41.85%
	967	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-19	277,162,100	447,358	23.96%
	344	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-19	98,560,606	99,121	5.31%
	338	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-21	96,578,441	58,784	3.15%
	793	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-21	226,676,876	169,641	9.09%
	770	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-22	219,497,045	159,392	8.54%
	494	3 Month Sterling	Deutsche Bank	Jun-19	77,867,049	15,746	0.84%
	1,261	3 Month Sterling	Deutsche Bank	Dec-19	198,617,100	1,500	0.08%
	522	3 Year Australian Treasury Bond Future	Deutsche Bank	Mar-19	112,503,959	148,407	7.95%
	193	10 Year Australian Treasury Bond Future	Deutsche Bank	Mar-19	139,295,194	185,748	9.95%
	58	10 Year Japanese Government Bond Future	Deutsche Bank	Mar-19	80,590,996	332,472	17.81%
	495	10 Year U.S. Treasury Notes Future	Deutsche Bank	Mar-19	60,354,788	706,356	37.84%
	516	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-19	87,104,841	22,353	1.20%
	298	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-19	50,394,102	36,491	1.95%
	363	Euro-BUND Future	Deutsche Bank	Mar-19	67,921,127	342,701	18.36%
	414	Eurodollar	Deutsche Bank	Mar-19	100,696,512	81,614	4.37%
	373	Eurodollar	Deutsche Bank	Jun-19	90,848,512	193,433	10.36%
	441	Eurodollar	Deutsche Bank	Sep-19	107,187,563	157,917	8.46%
	1,658	Eurodollar	Deutsche Bank	Dec-19	403,570,340	1,882,609	100.85%
	347	Eurodollar	Deutsche Bank	Sep-20	84,698,290	8,686	0.47%
	919	Eurodollar	Deutsche Bank	Dec-20	224,152,802	1,114,635	59.71%
	196	Eurodollar	Deutsche Bank	Dec-21	47,731,268	94,759	5.08%
	18	Nikkei 225 Future	Deutsche Bank	Mar-19	327,282,992	(143,344)	-7.68%
	732	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-19	131,104,256	380,767	20.40%
	486	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-19	87,002,137	436,343	23.37%
	753	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-19	134,827,517	346,361	18.55%
	318	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-20	56,949,766	90,048	4.82%

	* Non-Income producing investment.
^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

	Single CTA Program Total Return Swap Top 50 Holdings^
	FUTURES CONTRACTS
	Short Contracts
	Number of Contracts	Descripton	Counterparty	Expiration Date	Notional Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	8	90-Day Bank Bill Future	Morgan Stanley	Mar-19	5,521,613	$(138)	0.04%
	10	90-Day Euro$ Future	Morgan Stanley	Mar-20	2,435,625	(15,225)	4.05%
	12	90-Day Euro$ Future	Morgan Stanley	Jun-20	2,924,400	(19,875)	5.29%
	12	90-Day Euro$ Future	Morgan Stanley	Sep-20	2,925,450	(21,875)	5.82%
	9	90-Day Euro$ Future	Morgan Stanley	Dec-20	2,193,638	(16,463)	4.38%
	10	90-Day Euro$ Future	Morgan Stanley	Mar-21	2,437,875	(16,913)	4.50%
	9	90-Day Euro$ Future	Morgan Stanley	Jun-21	2,193,975	(15,438)	4.11%
	6	90-Day Euro$ Future	Morgan Stanley	Sep-21	1,462,425	(9,275)	2.47%
	38	Australian Dollar Future	Morgan Stanley	Mar-19	2,680,520	39,695	-10.57%
	76	British Pound Future	Morgan Stanley	Mar-19	6,051,500	(28,275)	7.53%
	38	Canadian Dollar Future	Morgan Stanley	Mar-19	2,790,720	31,580	-8.41%
	50	E-Mini Russell 2000	Morgan Stanley	Mar-19	3,352,250	109,243	-29.08%
	79	Euro FX Future	Morgan Stanley	Mar-19	11,371,556	(70,450)	18.75%
	39	Gold 100 Oz. Future	Morgan Stanley	Feb-19	5,003,700	(202,900)	54.01%
	56	Japanese Yen Future	Morgan Stanley	Mar-19	6,377,350	(163,800)	43.61%
	29	Silver Future	Morgan Stanley	Mar-19	2,238,220	(133,600)	35.57%
	25	Swiss Franc Future	Morgan Stanley	Mar-19	3,193,125	(18,888)	5.03%
	35	U.S. 2 Year Note Future	Morgan Stanley	Mar-19	7,426,016	(39,672)	10.56%

	Long Contracts
	34	3 Month Euro (EURIBOR) Future	Morgan Stanley	Sep-19	9,757,194	8,342	-2.22%
	42	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-19	12,049,398	15,868	-4.22%
	46	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-20	13,193,011	23,567	-6.27%
	47	3 Month Euro (EURIBOR) Future	Morgan Stanley	Jun-20	13,472,418	27,845	-7.41%
	47	3 Month Euro (EURIBOR) Future	Morgan Stanley	Sep-20	13,464,348	30,764	-8.19%
	44	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-20	12,596,737	32,438	-8.64%
	38	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-21	10,871,388	27,916	-7.43%
	34	3 Month Euro (EURIBOR) Future	Morgan Stanley	Jun-21	9,719,734	26,629	-7.09%
	31	3 Month Euro (EURIBOR) Future	Morgan Stanley	Sep-21	8,855,013	25,055	-6.67%
	23	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-21	6,564,254	19,059	-5.07%
	9	90-Day Bank Bill Future	Morgan Stanley	Jun-19	6,213,715	946	-0.25%
	8	90-Day Bank Bill Future	Morgan Stanley	Sep-19	5,524,992	1,736	-0.46%
	8	90-Day Bank Bill Future	Morgan Stanley	Dec-19	5,526,118	3,300	-0.88%
	19	90-Day Euro$ Future	Morgan Stanley	Sep-19	4,623,175	21,388	-5.69%
	18	90-Day Sterling Future	Morgan Stanley	Sep-19	2,828,228	1,048	-0.28%
	14	90-Day Sterling Future	Morgan Stanley	Dec-19	2,198,399	857	-0.23%
	11	90-Day Sterling Future	Morgan Stanley	Mar-20	1,726,877	929	-0.25%
	9	90-Day Sterling Future	Morgan Stanley	Jun-20	1,412,399	865	-0.23%
	8	90-Day Sterling Future	Morgan Stanley	Mar-19	1,254,958	429	-0.11%
	78	Australian 3 Year Bond Future	Morgan Stanley	Mar-19	5,390,436	12,448	-3.31%
	18	Australian 10 Year Bond Future	Morgan Stanley	Mar-19	1,237,231	10,493	-2.79%
	9	Bank Accept Future	Morgan Stanley	Mar-19	1,610,721	2,975	-0.79%
	53	Euro-BOBL Future	Morgan Stanley	Mar-19	8,039,869	21,394	-5.70%
	19	Euro-BUND Future	Morgan Stanley	Mar-19	3,556,881	14,721	-3.92%
	23	Euro-Schatz Future	Morgan Stanley	Mar-19	2,947,168	658	-0.18%
	7	Japan 10 Year Bond Future	Morgan Stanley	Mar-19	9,686,981	29,677	-7.90%
	54	Mexican Peso Future	Morgan Stanley	Mar-19	1,355,940	37,315	-9.93%
	54	Natural Gas Future	Morgan Stanley	Feb-19	1,783,620	(411,710)	109.60%
	4	New Zealand 3 Month Bill Future	Morgan Stanley	Mar-19	2,629,681	(33)	0.01%
	3	New Zealand 3 Month Bill Future	Morgan Stanley	Jun-19	1,972,462	409	-0.11%
	42	S&P 500 E-Mini Future	Morgan Stanley	Mar-19	5,220,600	(138,233)	36.80%
	25	U.S. 10 Year Note Future	Morgan Stanley	Mar-19	3,040,625	43,031	-11.46%

	* Non-Income producing investment.
^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Treasury Notes	$-	$205,840,842	$-	$205,840,842
Total	$-	$205,840,842	$-	$205,840,842

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$-	$2,048,423	$-	$2,048,423
Total	$-	$2,048,423	$-	$2,048,423

There were no transfers into or out of levels during the current period presented. It is the Fund's policy to recognize transfers between any level at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with EMFSF's investment objectives and policies.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at December 31, 2018	% Of Total Net Assets at December 31, 2018
MFL-CFC	1/12/2010	$52,055,246	22.12%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of December 31, 2018, the total notional value of the total return swaps with Deutsche Bank was $660,097,621. As of December 31, 2018, the notional value of the total return swaps with Morgan Stanley was $73,930,282. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

The notional value of the derivative instruments outstanding as of December 31, 2018 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Equinox MutualHedge Futures Strategy Fund	$205,971,097	$33,448	$(163,703)	$(130,255)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 3/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 3/1/2019

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 3/1/2019